Investments - Other Investments at Fair Value (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 48.7	$ 47.5
Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	100.00%	100.00%
Wellington Funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 48.6	$ 46.9	$ 50.0
Wellington Funds | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	100.00%	99.00%
Other Securities Valued At Net Asset Value Per Share
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 0.1	$ 0.6
Other Securities Valued At Net Asset Value Per Share | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	0.00%	1.00%